Share-Based Compensation (Details) - Schedule of consolidated statements of operations - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense, Total	$ 309,839	$ 57,079
Marketing and selling expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense, Total	153,385	15,185
General and administrative expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense, Total	$ 156,454	$ 41,894